Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,148,000
Previously Paid Amount	0
Total Fee Amount	4,439.64
Total Offset Amount	0
Net Fee	$ 4,439.64